FINANCIAL INSTRUMENTS - Disclosure of Reconciliation of fair value measurements within Level 3 of fair value hierarchy in financial instruments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Liabilities at beginning of period		$ (51,494)
Liabilities at end of period		(36,588)	$ (51,494)
Other payables (short term)		(8,536)	(9,238)
Liability for share options		0	(7,164)
Level 3
Financial instruments
Liabilities at beginning of period		(8,050)	(18,308)
Profit (loss)		1,697	7,503
Other comprehensive income (loss)		43	1,740
Exercise of Share Options into shares		5,333	1,015
Payment		1,124
Liabilities at end of period		147	(8,050)
Call option			245
Put option		147
Other payables (short term)			(1,131)
Liability for share options			(7,164)
Level 3 | Liability for share options
Financial instruments
Liabilities at beginning of period	[1]	(7,164)	(17,220)
Profit (loss)	[1]	1,801	7,423
Other comprehensive income (loss)	[1]	30	1,618
Exercise of Share Options into shares	[1]	5,333	1,015
Payment	[1]	0
Liabilities at end of period	[1]	0	(7,164)
Liability for share options	[1]		(7,164)
Level 3 | Liability for underwriter
Financial instruments
Liabilities at beginning of period		(1,131)	(1,021)
Profit (loss)		(15)	(240)
Other comprehensive income (loss)		22	130
Exercise of Share Options into shares		0
Payment		1,124
Liabilities at end of period		0	(1,131)
Other payables (short term)			(1,131)
Level 3 | Put option to non-controlling interests
Financial instruments
Liabilities at beginning of period		245	(67)
Profit (loss)		(89)	320
Other comprehensive income (loss)		(9)	(8)
Exercise of Share Options into shares		0
Payment		0
Liabilities at end of period		147	245
Call option			$ 245
Put option		$ 147

[1]	See Note 22b for information on fair value measurement.